UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from November 1, 2025 to November 30, 2025
___________________________

Commission File Numbers: 333-141703-02	Commission File Numbers: 000-23108	Commission File Number: 333-205455	Commission File Numbers: N/A
Central Index Key Number: 0001407200	Central Index Key Number: 0000894329	Central Index Key Number: 0001645731	Central Index Key Number: 0000047288
DISCOVER CARD EXECUTION NOTE TRUST	DISCOVER CARD MASTER TRUST I	DISCOVER FUNDING LLC	CAPITAL ONE, NATIONAL ASSOCIATION (as successor by merger to Discover Bank)
(Exact name of the issuing entity in respect of the Notes as specified in its charter)	(Exact name of the issuing entity in respect of the Series 2007-CC Collateral Certificate)	(Exact name of the depositor as specified in its charter)	(Exact name of the sponsor as specified in its charter)
Delaware	Delaware	Delaware	National banking association
(State or jurisdiction of incorporation or organization of the issuing entity)	(State or jurisdiction of incorporation or organization of the issuing entity)	(State or jurisdiction of incorporation or organization of the depositor)	(State or jurisdiction of incorporation or organization of the sponsor)
c/o Discover Funding LLC 800 Prides Crossing Suite 100 Newark, Delaware 19713	c/o Discover Funding LLC 800 Prides Crossing Suite 100 Newark, Delaware 19713	800 Prides Crossing, Suite 100 Newark, Delaware 19713	1680 Capital One Drive, McLean, Virginia 22102
(Address of principal executive offices of the issuing entity)	(Address of principal executive offices of the issuing entity)	(Address of principal executive offices of the depositor)	(Address of principal executive offices of the sponsor)
Not Applicable (I.R.S. Employer Identification No. of the issuing entity)	Not Applicable (I.R.S. Employer Identification No. of the issuing entity)	47-4047337 (I.R.S. Employer Identification No. of the depositor)

Patricia S. Hall,
Vice President, Chief Financial Officer
Discover Funding LLC
302-323-7315
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Each class of Notes, as well as the Series 2007-CC Collateral Certificate, to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes: [_X_] No: [___].

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The interest of Discover Card Execution Note Trust (the “Note Issuance Trust”) in credit card receivables is held solely in the form of an interest in a collateral certificate issued by Discover Card Master Trust I (the “Master Trust”). No assets securitized by Capital One, National Association (“CONA”), successor in interest to Discover Bank, and held by the Master Trust were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from November 1, 2025 to November 30, 2025. Discover Bank, as predecessor in interest to CONA, filed its most recent Form ABS-15G on February 6, 2025. The CIK number of Discover Bank is 0000894327 and the CIK number of CONA is 0000047288.

The information required by Items 1121(a) and 1121(b) of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

The Master Trust owns receivables in Discover card accounts that have been selected at various times from the aggregate Discover card portfolio and designated to the Master Trust. The performance of the accounts designated to the Master Trust may differ materially from the performance of the aggregate Discover card portfolio, which consists of all Discover card accounts originated by CONA or by Discover Bank, as predecessor in interest to CONA, including those that have not been designated to the Master Trust.

Item 1A. Asset-Level Information.

Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Nothing to report.
PART II – OTHER INFORMATION

Item 2. Legal Proceedings.
Nothing to report.

Item 3. Sales of Securities and Use of Proceeds.

Nothing to report.

Item 4. Defaults Upon Senior Securities.

Nothing to report.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.
Not applicable.
Item 7. Change in Sponsor Interest in the Securities.
In accordance with the credit risk retention rules of Regulation RR, CONA, as Sponsor, is required to retain an economic interest in the credit risk of the Master Trust receivables. The Sponsor intends to satisfy this obligation by maintaining a seller’s interest in the Master Trust, calculated in accordance with Regulation RR, that will equal not less than 5% of the aggregate unpaid principal balance of all DiscoverSeries notes, other than any notes that are at all times held by CONA or one or more wholly-owned affiliates of CONA. The required seller’s interest will be held by Discover Funding through holding of the Transferor Interest, which represents an undivided interest in the receivables of the Master Trust that are not represented by outstanding certificates at any given time. The seller’s interest amount and percentage as of the end of the distribution period covered by this Form 10-D is provided in the report attached hereto as Exhibit 99.1.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Nothing to report.

Item 10. Exhibits.

Exhibit No.        Description

99.1     Series 2007-CC Monthly Statement
99.2     DiscoverSeries Monthly Statement

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date: December 15, 2025

DISCOVER FUNDING LLC
(as Depositor for Discover Card Master Trust I and
Discover Card Execution Note Trust)

By: /s/ Patricia S. Hall
Name: Patricia S. Hall
Title: Vice President, Chief Financial Officer